UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
Washington, D.C. 20549	Expires: March 31, 2021
Estimated average burden hours per response. . . . . .2

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

VICTORY PORTFOLIOS
4900 Tiedeman Road, 4th Floor
Brooklyn, Ohio 44144

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
[ ]
VICTORY RS SMALL CAP GROWTH FUND
VICTORY RS GROWTH FUND
VICTORY RS VALUE FUND
VICTORY RS PARTNERS FUND
VICTORY RS MID CAP GROWTH FUND
VICTORY RS SCIENCE AND TECHNOLOGY FUND
VICTORY GLOBAL NATURAL RESOURCES FUND
VICTORY RS SELECT GROWTH FUND
VICTORY RS INVESTORS FUND
VICTORY RS LARGE CAP ALPHA FUND
VICTORY RS SMALL CAP EQUITY FUND
VICTORY RS INTERNATIONAL FUND
VICTORY SOPHUS EMERGING MARKETS FUND
VICTORY INCORE INVESTMENT QUALITY BOND FUND
VICTORY HIGH YIELD FUND
VICTORY TAX-EXEMPT FUND
VICTORY INCORE LOW DURATION BOND FUND
VICTORY HIGH INCOME MUNICIPAL BOND FUND
VICTORY FLOATING RATE FUND
VICTORY STRATEGIC INCOME FUND
VICTORY RS GLOBAL FUND
VICTORY SOPHUS EMERGING MARKETS SMALL CAP FUND

3. Investment Company Act File Number:	811-04852

Securities Act File Number:	033-08982

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2019

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal
	year pursuant to section 24(f):		$2,680,800,061

	(ii) Aggregate price of securities redeemed or repurchased
	during the fiscal year:	$2,493,136,998

	(iii) Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce
	registration fees payable to the Commission:	$8,074,047,943

	(iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:	-	$10,567,184,941

	(v) Net Sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		$0

	(vi) Redemption credits available for use in future years - if	($7,886,384,880)
	Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
	Item 5(i)]:

	(vii) Multiplier for determining registration fee (See Instruction C.9):		0.0001298

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]	=	$0.00
	(enter "0" if no fee is due):

6. Prepaid shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were
	registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
	1997, then report the amount of securities (number of shares or other units) deducted here:
	__________. If there is a number of shares or other units that were registered pursuant to rule
	24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are
	available for use by the issuer in future fiscal years, then state that number
	here: __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):
			$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

			$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:
	[ ] Wire Transfer
	[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Allan Shaer

	Allan Shaer Principal Financial Officer, Victory Portfolios

Date	March 19, 2020

	* Please print the name and title of the signing officer below the signature.